SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9:-SHAREHOLDERS' EQUITY

1.	During the six months ended June 30, 2015, 19,701 warrants were exercised into 19,701 of the Company's ordinary shares for a total amount of $10.

2.	The fair value for options granted in the periods presented is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Six months ended June 30,
	2015	2014

	Unaudited

Risk free interest	1.20%	1.16%
Dividend yields	0%	0%
Volatility	54%	63%
Expected life (in years)	4	4

3.	The following is a summary of the Company's stock options activity for the six months ended June 30, 2015:

	Number of options (in thousands)	Weighted Average exercise Price (per share)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (1)

	Unaudited

Outstanding at December 31, 2014	1,889	$6.53	3.97	$8,148
Granted	269	12.9
Exercised	(268)	(2.55)
Forfeited	(29)	(9.1)

Outstanding at June 30, 2015	1,861	$7.99	4.09	$9,592

Exercisable at June 30, 2015	862	$5.17	2.79	$6,823

Vested and expected to vest at June 30, 2015	1,772	$7.86	4.03	$9,359

(1)
Calculation of aggregate intrinsic value for options outstanding and exercisable as of June 30, 2015 is based on the share price of the Company's ordinary shares as of June 30, 2015 which was $13.07 per share.

4.	The weighted average fair value of options granted during the six months ended June 30, 2015 was $5.54.

5.	The following table shows the total stock-based compensation expense included in the interim consolidated statements of operations:

	Six months ended June 30,
	2015	2014

	Unaudited

Research and development	$221	$191
Selling and marketing	446	298
General and administrative	304	188

Total stock-based compensation expense	$971	$677